VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Insured Fund

VOYAGEUR INVESTMENT TRUST
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund

VOYAGEUR MUTUAL FUNDS
Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund

(each a "Fund")

Supplement to the Funds' Prospectus dated December 3, 2004

The following replaces the information in the section of the Prospectus titled "Profile: Arizona Tax-Free Funds - What are the Funds' fees and expenses?" on page 5:

What are the Funds' fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none

Annual fund operating expenses are deducted from a Fund's assets.	Tax-Free Arizona Fund				Tax-Free Arizona Insured Fund
	CLASS	A	B	C	A	B	C
	Management fees	0.55%	0.55%	0.55%	0.50%	0.50%	0.50%
	Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
	Other expenses	0.19%	0.19%	0.19%	0.15%	0.15%	0.15%
	Total annual fund operating expenses	0.99%	1.74%	1.74%	0.90%	1.65%	1.65%
	Fee waivers and payments[4]	(0.24%)	(0.24%)	(0.24%)	(0.12%)	(0.12%)	(0.12%)
	Net expenses	0.75%	1.50%	1.50%	0.78%	1.53%	1.53%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Tax-Free Arizona Fund						Tax-Free Arizona Insured Fund
CLASS[6]	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$523	$153a	$553	$153	$253	$526	$156	$556	$156	$256
3 years	$728	$525	$750	$525	$525	$713	$509	$734	$509	$509
5 years	$950	$921	$1,071	$921	$921	$915	$886	$1,036	$886	$886
10 years	$1,588	$1,833	$1,833	$2,032	$2,032	$1,497	$1,744	$1,744	$1,944	$1,944

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses of each Fund through March 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.50% of average daily net assets for Tax-Free Arizona Fund and 0.53% of average daily net assets for Tax-Free Arizona Insured Fund.
5 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled "Profile: California Tax-Free Funds - What are the Funds' fees and expenses?" on page 9:

What are the Funds' fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none

Annual fund operating expenses are deducted from a Fund's assets.	Tax-Free California Fund				Tax-Free California Insured Fund
	CLASS	A	B	C	A	B	C
	Management fees	0.55%	0.55%	0.55%	0.50%	0.50%	0.50%
	Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
	Other expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
	Total annual fund operating expenses	0.96%	1.71%	1.71%	0.91%	1.66%	1.66%
	Fee waivers and payments[4]	(0.08%)	(0.08%)	(0.08%)	(0.04%)	(0.04%)	(0.04%)
	Net expenses	0.88%	1.63%	1.63%	0.87%	1.62%	1.62%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Tax-Free California Fund						Tax-Free California Insured Fund
CLASS[6]	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$536	$166	$566	$166	$266	$535	$165	$565	$165	$265
3 years	$734	$531	$756	$531	$531	$723	$520	$745	$520	$520
5 years	$950	$921	$1,071	$921	$921	$927	$898	$1,048	$898	$898
10 years	$1,568	$1,814	$1,814	$2,013	$2,013	$1,516	$1,762	$1,762	$1,962	$1,962

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses until March 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.63% of average daily net assets for Tax-Free California Fund and 0.62% of average daily net assets for Tax-Free California Insured Fund.
5 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled "Profile: Florida and New York Tax-Free Funds - What are the Funds' fees and expenses?" on pages 17 and 18:

What are the Funds' fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none

Annual fund operating expenses are deducted from a Fund's assets.

Tax-Free Florida Fund				Tax-Free Florida Insured Fund			Tax-Free New York Fund
CLASS	A	B	C	A	B	C	A	B	C
Management fees	0.55%	0.55%	0.55%	0.50%	0.50%	0.50%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.22%	0.22%	0.22%
Total annual fund operating expenses	0.99%	1.74%	1.74%	0.94%	1.69%	1.69%	1.02%	1.77%	1.77%
Fee waivers and payments[4,5]	(0.09%)	(0.09%)	(0.09%)	(0.07%)	(0.07%)	(0.07%)	(0.37%)	(0.37%)	(0.37%)
Net expense	0.90%	1.65%	1.65%	0.87%	1.62%	1.62%	0.65%	1.40%	1.40%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
Tax-Free Florida Fund						Tax-Free Florida Insured Fund
CLASS[7]	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$538	$168	$568	$168	$268	$535	$165	$565	$165	$265
3 years	$743	$539	$764	$539	$539	$729	$526	$751	$526	$526
5 years	$964	$935	$1,085	$935	$935	$940	$911	$1,061	$911	$911
10 years	$1,601	$1,846	$1,846	$2,044	$2,044	$1,547	$1,793	$1,793	$1,992	$1,992
Tax-Free New York Fund
CLASS[7]	A	B	B	C	C
			(if redeemed)		(if redeemed)
1 year	$513	$143	$543	$143	$243
3 years	$725	$521	$746	$521	$521
5 years	$954	$925	$1,075	$925	$925
10 years	$1,610	$1,855	$1,855	$2,053	$2,053

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses through March 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets for Tax-Free Florida Fund and 0.62% of average daily net assets for Tax-Free Florida Insured Fund.
5 The investment manager has contracted to waive fees and pay expenses through December 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.40% of average daily net assets of Tax-Free New York Fund.
6 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
7 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

This Supplement is dated December 29, 2004.